Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
U.S. Federal	$ 71,475	$ 91,162	$ 58,895
State	27,202	20,703	12,909
Foreign	13,574	10,993	4,779
Current	112,251	122,858	76,583
Deferred:
U.S. Federal	10,766	6,434	218
State	3,695	1,374	21
Foreign	(995)	(1,869)	(199)
Deferred	13,466	5,939	40
Income tax expense	$ 125,717	$ 128,797	$ 76,623